Other Assets - Summary of Other Current Assets and Other Non-Current Assets (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Current
Advance payment	₩ 539,894	₩ 661,779
Prepaid expenses	123,770	143,032
Firm commitment asset	11,246	15,115
Others	9,554	1,316
Other current assets	684,464	821,242
Non-current
Long-term advance payment	24,280	24,201
Long-term prepaid expenses	334,918	333,153
Others	149,566	131,657
Other non-current assets	₩ 508,764	₩ 489,011